Document and Entity Information	12 Months Ended
Apr. 19, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	ARTIO GLOBAL INVESTMENT FUNDS
Central Index Key	0000887210
Amendment Flag	false
Document Creation Date	Apr 19, 2012
Document Effective Date	Apr 19, 2012
Prospectus Date	Mar 1, 2012

Risk/Return Supplement	12 Months Ended
Apr. 19, 2012
Risk/Return:
Supplement Text Block
ARTIO GLOBAL FUNDS

Supplement dated April 19, 2012 to the
Prospectus dated March 1, 2012

Artio International Equity Fund
Artio International Equity Fund II
Artio Global High Income Fund

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

In the section entitled “Fees and Expenses of the Fund” beginning on page 2, the Annual Fund Operating Expenses table for the Artio International Equity Fund is replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses(2)	1.29%	1.04%

(1) Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.

(2)Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

In the section entitled "Expense Example" beginning on page 2, the table for the Artio International Equity Fund is replaced with the following:

	1Year	3 Years	5 Years	10 Years
Class A	$131	$409	$708	$1,556
Class I	$106	$331	$574	$1,271

In the section entitled "Fees and Expenses of the Fund" beginning on page 13, the Annual Fund Operating Expenses table for the Artio International Equity Fund II is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses(2)	1.28%	1.03%

(1) Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.

(2) Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

In the section entitled "Expense Example" beginning on page 13, the table for the Artio International Equity Fund II is replaced with the following:

	1Year	3 Years	5 Years	10 Years
Class A	$130	$406	$702	$1,545
Class I	$105	$328	$569	$1,259

In the section entitled "Fees and Expenses of the Fund" beginning on page 33, the Annual Fund Operating Expenses table for the Artio Global High Income Fund is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.11%	0.10%
Total Annual Fund Operating Expenses(2)	1.01%	0.75%
Fee Waiver/Expense Reimbursement	(0.01)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.00%	0.75%

(1) Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.65% of the first $5.0 billion in average daily net assets, 0.63% on next $2.5 billion in average daily net assets, 0.60% on next $2.5 billion in average daily net assets, and 0.59% on daily net assets over $10 billion.

(2) Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net expenses in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.

(3) The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	agf_SupplementTextBlock
ARTIO GLOBAL FUNDS

Supplement dated April 19, 2012 to the
Prospectus dated March 1, 2012

Artio International Equity Fund
Artio International Equity Fund II
Artio Global High Income Fund

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

In the section entitled “Fees and Expenses of the Fund” beginning on page 2, the Annual Fund Operating Expenses table for the Artio International Equity Fund is replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses(2)	1.29%	1.04%

(1) Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.

(2)Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

In the section entitled "Expense Example" beginning on page 2, the table for the Artio International Equity Fund is replaced with the following:

	1Year	3 Years	5 Years	10 Years
Class A	$131	$409	$708	$1,556
Class I	$106	$331	$574	$1,271

In the section entitled "Fees and Expenses of the Fund" beginning on page 13, the Annual Fund Operating Expenses table for the Artio International Equity Fund II is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses(2)	1.28%	1.03%

(1) Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.

(2) Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

In the section entitled "Expense Example" beginning on page 13, the table for the Artio International Equity Fund II is replaced with the following:

	1Year	3 Years	5 Years	10 Years
Class A	$130	$406	$702	$1,545
Class I	$105	$328	$569	$1,259

In the section entitled "Fees and Expenses of the Fund" beginning on page 33, the Annual Fund Operating Expenses table for the Artio Global High Income Fund is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.11%	0.10%
Total Annual Fund Operating Expenses(2)	1.01%	0.75%
Fee Waiver/Expense Reimbursement	(0.01)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.00%	0.75%

(1) Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.65% of the first $5.0 billion in average daily net assets, 0.63% on next $2.5 billion in average daily net assets, 0.60% on next $2.5 billion in average daily net assets, and 0.59% on daily net assets over $10 billion.

(2) Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net expenses in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.

(3) The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Artio International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	agf_SupplementTextBlock	This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

In the section entitled “Fees and Expenses of the Fund” beginning on page 2, the Annual Fund Operating Expenses table for the Artio International Equity Fund is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses(2)	1.29%	1.04%

(1) Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.

(2)Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

In the section entitled "Expense Example"beginning on page 2, the table for the Artio International Equity Fund is replaced with the following:
	1Year	3 Years	5 Years	10 Years
Class A	$131	$409	$708	$1,556
Class I	$106	$331	$574	$1,271

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Artio International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Artio International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
Artio International Equity Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	agf_SupplementTextBlock	In the section entitled "Fees and Expenses of the Fund" beginning on page 13, the Annual Fund Operating Expenses table for the Artio International Equity Fund II is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses(2)	1.28%	1.03%

(1) Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.

(2) Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

In the section entitled "Expense Example" beginning on page 13, the table for the Artio International Equity Fund II is replaced with the following:
	1Year	3 Years	5 Years	10 Years
Class A	$130	$406	$702	$1,545
Class I	$105	$328	$569	$1,259

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Artio International Equity Fund II | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[2]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
Artio International Equity Fund II | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[2]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
Artio Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	agf_SupplementTextBlock	In the section entitled "Fees and Expenses of the Fund" beginning on page 33, the Annual Fund Operating Expenses table for the Artio Global High Income Fund is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.11%	0.10%
Total Annual Fund Operating Expenses(2)	1.01%	0.75%
Fee Waiver/Expense Reimbursement	(0.01)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.00%	0.75%

(1) Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.65% of the first $5.0 billion in average daily net assets, 0.63% on next $2.5 billion in average daily net assets, 0.60% on next $2.5 billion in average daily net assets, and 0.59% on daily net assets over $10 billion.

(2) Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net expenses in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.

		(3) The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund?s total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Artio Global High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[4]
Artio Global High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[4]

[1]	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net expenses in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
[3]	Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.65% of the first $5.0 billion in average daily net assets, 0.63% on next $2.5 billion in average daily net assets, 0.60% on next $2.5 billion in average daily net assets, and 0.59% on daily net assets over $10 billion.
[4]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTIO GLOBAL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 19, 2012